Note 9 - Long-Term Investments	12 Months Ended
Dec. 31, 2011
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
9.	LONG-TERM INVESTMENTS

(In Thousands)

	December 31
	2011	2010
Cost method
Sigurd Cayman	$7,200	$7,200
X-FAB Silicon Foundries N.V. (“X-FAB”)	4,968	4,968
Philip Ventures Enterprise Fund (“PVEF”)	942	942
GEM Services, Inc. (“GEM”)	78	500
Excelliance MOS Co., Ltd (“EMC”)	1,960	1,960
Asia Sinomos Semiconductor Inc. (“Sinomos”)	-	-
Silicon Genesis Corporation (“SiGen”)	-	-
	15,148	15,570
Available-for-sale securities – noncurrent
China Resources Microelectronic Limited (“CR Micro”)	-	3,018
Etrend	791	2,088
	791	5,106
	$15,939	$20,676

The following table shows the gross unrealized gains and losses and fair value of the Company’s long-term investments in available-for-sale securities at December 31, 2011 and 2010.

(In Thousands)

December 31, 2011
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Etrend	$920	$-	$129	$791

(In Thousands)

	December 31, 2010
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

CR Micro	$2,718	$300	$-	$3,018
Etrend	920	1,168	-	2,088
	$3,638	$1,468	$-	$5,106

In July 2008, the Company invested in preferred shares of Sigurd Cayman for $5,700,000 to become a strategic partner of Sigurd Microelectronics Corporation (“Sigurd”).  Upon completion of the transaction, the Company obtained a 19.54% ownership of Sigurd Cayman.  The Company accounts for the investment under the cost method as the Company does not exercise significant influence over operating and financial policies of Sigurd Cayman and management of Sigurd holds the controlling interests.  In April 2010, the Company participated in another round of preferred shares issued by Sigurd Cayman amounting to $1,500,000. As of December 31, 2011, the Company held 9,690,445 shares, which represented an 18.88% ownership of Sigurd Cayman.

The Company invested in X-FAB’s ordinary shares in July 2002.  X-FAB (formerly known as X-FAB Semiconductor Foundries AG) is a European-American foundry group that specializes in analog/mixed-signal application.  As of December 31, 2011, the Company held 530,000 shares at the cost of $4,968,000 (4,982,000 EURO), which represented a 1.60% ownership of X-FAB.

In November 2005, the Company invested in PVEF, a fund management company in Singapore, with an investment amount of $585,000 (SG$1,000,000) for 20 units in the placement at SG$50,000 per unit.  The Company further invested $357,000 (SG$500,000) in June 2010 to obtain 30 units.  The Company held a 5% interest in the fund as of December 31, 2011.

The Company invested in GEM’s preference shares in August 2002. GEM is a multinational semiconductor assembly and test company. As of December 31, 2011, the Company held 333,334 shares at the cost of $500,000, which represented a 0.94% ownership of GEM.  On April 16, 2012, GEM signed a share purchase agreement with a listed company in Taiwan which will purchase GEM’s preference share at a price of $0.235 per share to obtain approximately 58.4% ownership of GEM.  In respect to this subsequent event, the Company considered this a Type I subsequent event and the investment to be other-than-temporarily impaired.  Therefore, the Company recognized an impairment loss of $422,000 as of December 31, 2011.

The Company invested in EMC’s ordinary shares in June 2010. EMC is a fabless power device design company in Taiwan, specialized in power semiconductor process development, and the design of high efficiency power device and system.  As of December 31, 2011, the Company held 3,468,000 shares at the cost of $1,960,000 (NT$62,900,000), which represented a 12.46% ownership of EMC.

In August 2004, the Company invested in CR Micro’s ordinary shares listed on the SEHK at a purchase price of $4,547,000. CR Micro (formerly known as CSMC Technology Corporation) is a semiconductor foundry company.  On June 30, 2006, the Company considered the investment to be other-than-temporarily impaired and recognized an impairment loss of $756,000 based on the day’s quoted market price of HK$0.42 per share.  In February 2009, CR Micro announced its privatization proposal with a cash offering price of HK$0.30 per share. Consequently, the Company considered this investment to be other-than-temporarily impaired and recognized an impairment loss of $1,073,000 as of December 31, 2008. CR Micro, however, remained listed on the SEHK as its privatization proposal was disapproved by over 10% of its shareholders in June 2009.  As of December 31, 2010, the Company held 70,200,000 shares, which represented approximately 0.80% ownership of CR Micro.  In September 2011, CR Micro’s privatization proposal was approved in the court meeting and EGM in September 2011.  Following CR Micro’s scheme arrangement, the Company selected the cash alternative by disposing its investment in CR Micro at a price of HK$0.48 per share upon CR Micro’s delisting from SEHK in November 2011 and recorded a transaction gain of $1,619,000, of which $1,611,000 was gain reclassified from other comprehensive income, for the year ended December 31, 2011.

The Company invested in Etrend’s ordinary shares in December 2002, July 2003, and March 2004, respectively. Etrend is a wafer probing, packing and testing company.  As of December 31, 2011, the Company held 3,048,383 shares, which represented a 7.62% ownership of Etrend.  In August 2007, Etrend’s shares were listed on the Emerging Stock GreTai Security Market of Taiwan and the Company reclassified the investment in Etrend to available-for-sale securities.  Etrend was successfully listed on the GreTai Securities Market of Taiwan in November 2010.

In January 2005, the Company invested in ordinary shares of Sinomos, a privately owned foundry company, at a total amount of $5,000,000. In May and December 2006, the Company further invested in preferred shares of $3,288,000 and $4,785,000, respectively. In September 2008, in view of Sinomos’ operating status and recurring financial losses, the Company determined that the decline in fair value of the investment in Sinomos was other-than-temporary and recognized an impairment charge of $13,073,000.  Along with the recognition of impairment charge, the Company also wrote-off the outstanding prepayments in relation to Sinomos’ foundry service of $2,942,000.  As of December 31, 2011, the Company held 30,101,353 of ordinary and preference shares, representing an 18.41% ownership of Sinomos.

The Company invested in SiGen preferred shares in December 2000.  SiGen is an advanced nanotechnology company that develops Silicon-on-insulator, stained-silicon products and other engineered multi-layer structures to microelectronics and photonic for advanced electronic and opto-electronic device applications.  In 2002 and 2003, the Company reviewed qualitative factors related to the investment, determined that the decline in value was other-than-temporary and the carrying value was decreased to zero. The Company held 23,946 shares of SiGen as of December 31, 2011, representing a 0.06% ownership of SiGen.